Segmental analysis	12 Months Ended
Dec. 31, 2018
Segmental analysis
Segmental analysis

4 Segmental analysis

Reportable segments

The directors manage RBS primarily by class of business and present the segmental analysis on that basis. This includes the review of net interest income for each class of business. Interest receivable and payable for all reportable segments is therefore presented net. Segments charge market prices for services rendered between each other; funding charges between segments are determined by RBS Treasury, having regard to commercial demands. The segment performance measure is operating profit/(loss).

Reportable operating segments

The reportable operating segments are as follows:

Personal & Business Banking (PBB) comprises two reportable segments: UK Personal & Business Banking (UK PBB) and Ulster Bank RoI. UK PBB serves individuals and mass affluent customers in the UK, together with small businesses (generally up to £2 million turnover). UK PBB includes Ulster Bank customers in Northern Ireland. Ulster Bank RoI serves individuals and businesses in the Republic of Ireland (RoI).

Commercial & Private Banking (CPB) comprises two reportable segments: Commercial Banking and Private Banking. Commercial Banking serves commercial and corporate customers in the UK. Private Banking serves UK high net worth individuals and their business interests.

RBS International (RBSI) serves retail, commercial, corporate and financial institution customers in Jersey, Guernsey, Isle of Man and Gibraltar and financial institution customers in Luxembourg and London.

NatWest Markets helps global financial institutions and corporates manage their financial risks and achieve their short and long-term financial goals while navigating changing markets and regulation. NatWest Markets does this by providing global market access, financing, risk management and trading solutions from trading hubs in London, Singapore and Stamford with sales offices across key locations in the UK, EU, US and Asia.

Central items & other includes corporate functions, such as RBS Treasury, finance, risk management, compliance, legal, communications and human resources. Central functions manages RBS capital resources and RBS-wide regulatory projects and provides services to the reportable segments. Balances in relation to legacy litigation issues and the international private banking business are included in Central items in the relevant periods.

Allocation of central balance sheet items

RBS allocates all central costs relating to Services and Functions to the business using appropriate drivers, these are reported as indirect costs in the segmental income statements. Assets (and risk-weighted assets) held centrally, mainly relating to RBS Treasury, are allocated to the business using appropriate drivers.

	Net	Net fees	Other			Depreciation	Impairment
	interest	and	non-interest	Total	Operating	and	(losses)/	Operating
	income	commissions	income	income	expenses	amortisation	releases	profit/(loss)
2018	£m	£m	£m	£m	£m	£m	£m	£m
UK Personal & Business Banking	5,098	1,078	106	6,282	(3,482)	—	(342)	2,458
Ulster Bank RoI	444	91	75	610	(583)	—	(15)	12
Personal & Business Banking	5,542	1,169	181	6,892	(4,065)	—	(357)	2,470
Commercial Banking	2,040	897	437	3,374	(1,747)	(125)	(144)	1,358
Private Banking	518	228	29	775	(476)	(2)	6	303
Commercial & Private Banking	2,558	1,125	466	4,149	(2,223)	(127)	(138)	1,661
RBS International	466	101	27	594	(254)	(6)	2	336
NatWest Markets	112	(33)	1,363	1,442	(1,589)	(15)	92	(70)
Central items & other	(22)	(5)	352	325	(783)	(583)	3	(1,038)
Total	8,656	2,357	2,389	13,402	(8,914)	(731)	(398)	3,359

2017
UK Personal & Business Banking	5,130	1,099	248	6,477	(3,829)	—	(235)	2,413
Ulster Bank RoI	421	94	89	604	(676)	—	(60)	(132)
Personal & Business Banking	5,551	1,193	337	7,081	(4,505)	—	(295)	2,281
Commercial Banking	2,286	1,030	168	3,484	(1,870)	(144)	(362)	1,108
Private Banking	464	179	35	678	(529)	—	(6)	143
Commercial & Private Banking	2,750	1,209	203	4,162	(2,399)	(144)	(368)	1,251
RBS International	325	42	22	389	(217)	(2)	(3)	167
NatWest Markets	203	24	823	1,050	(2,250)	49	174	(977)
Central items & other	158	(13)	306	451	(222)	(711)	(1)	(483)
Total	8,987	2,455	1,691	13,133	(9,593)	(808)	(493)	2,239

2016
UK Personal & Business Banking	4,945	1,147	35	6,127	(4,278)	2	(125)	1,726
Ulster Bank RoI	409	82	85	576	(669)	—	113	20
Personal & Business Banking	5,354	1,229	120	6,703	(4,947)	2	(12)	1,746
Commercial Banking	2,143	1,031	241	3,415	(2,324)	(143)	(206)	742
Private Banking	449	181	27	657	(549)	—	3	111
Commercial & Private Banking	2,592	1,212	268	4,072	(2,873)	(143)	(203)	853
RBS International	303	50	21	374	(174)	—	(10)	190
NatWest Markets	343	55	814	1,212	(2,810)	(14)	(253)	(1,865)
Central items & other	116	(11)	124	229	(4,612)	(623)	—	(5,006)
Total	8,708	2,535	1,347	12,590	(15,416)	(778)	(478)	(4,082)

	2018			2017			2016
		Inter			Inter			Inter
	External	segment	Total	External	segment	Total	External	segment	Total
Total revenue	£m	£m	£m	£m	£m	£m	£m	£m	£m
UK Personal & Business Banking	7,153	68	7,221	7,348	44	7,392	7,197	52	7,249
Ulster Bank RoI	668	—	668	676	(4)	672	660	1	661
Personal & Business Banking	7,821	68	7,889	8,024	40	8,064	7,857	53	7,910
Commercial Banking	3,611	84	3,695	3,590	74	3,664	3,638	68	3,706
Private Banking	681	195	876	585	143	728	567	172	739
Commercial & Private Banking	4,292	279	4,571	4,175	217	4,392	4,205	240	4,445
RBS International	506	148	654	309	119	428	313	156	469
NatWest Markets	1,882	916	2,798	1,408	809	2,217	1,708	1,539	3,247
Central items & other	2,155	(1,411)	744	2,147	(1,185)	962	1,862	(1,988)	(126)
Total	16,656	—	16,656	16,063	—	16,063	15,945	—	15,945

Total income
UK Personal & Business Banking	6,260	22	6,282	6,465	12	6,477	6,115	12	6,127
Ulster Bank RoI	613	(3)	610	609	(5)	604	584	(8)	576
Personal & Business Banking	6,873	19	6,892	7,074	7	7,081	6,699	4	6,703
Commercial Banking	3,840	(466)	3,374	3,851	(367)	3,484	3,787	(372)	3,415
Private Banking	655	120	775	594	84	678	554	103	657
Commercial & Private Banking	4,495	(346)	4,149	4,445	(283)	4,162	4,341	(269)	4,072
RBS International	469	125	594	281	108	389	239	135	374
NatWest Markets	1,510	(68)	1,442	1,077	(27)	1,050	1,296	(84)	1,212
Central items & other	55	270	325	256	195	451	15	214	229
Total	13,402	—	13,402	13,133	—	13,133	12,590	—	12,590

	UK	Ulster	Commercial	Private	RBS	NatWest	Central items
Analysis of net fees and commissions	PBB	Bank RoI	Banking	Banking	International	Markets	& other	Total
2018	£m	£m	£m	£m	£m	£m	£m	£m
Fees and commissions receivable
- Payment services	470	34	313	33	25	3	—	878
- Credit and debit card fees	474	22	103	13	—	—	—	612
- Lending (credit facilities)	465	29	358	2	29	88	—	971
- Brokerage	62	6	—	5	—	85	—	158
- Investment management, trustee and fiduciary services	49	4	—	191	42	—	—	286
- Trade finance	1	2	121	1	4	3	—	132
- Underwriting fees	27	—	3	—	—	144	—	174
- Other	8	1	54	16	2	67	(141)	7
Total	1,556	98	952	261	102	390	(141)	3,218
Fees and commissions payable	(478)	(7)	(55)	(33)	(1)	(423)	136	(861)
Net fees and commissions	1,078	91	897	228	101	(33)	(5)	2,357

2017
Fees and commissions receivable
- Payment services	435	30	302	37	24	1	—	829
- Credit and debit card fees	527	27	99	12	—	—	—	665
- Lending (credit facilities)	495	30	438	2	10	83	2	1,060
- Brokerage	69	10	—	6	—	63	—	148
- Investment management, trustee and fiduciary services	72	4	35	133	4	1	—	249
- Trade finance	1	2	163	1	3	3	—	173
- Underwriting fees	—	—	—	—	—	157	—	157
- Other	6	—	46	15	2	132	(144)	57
Total	1,605	103	1,083	206	43	440	(142)	3,338
Fees and commissions payable	(506)	(9)	(53)	(27)	(1)	(416)	129	(883)
Net fees and commissions	1,099	94	1,030	179	42	24	(13)	2,455

2016
Fees and commissions receivable
- Payment services	429	27	320	32	24	24	—	856
- Credit and debit card fees	507	25	93	18	2	—	—	645
- Lending (credit facilities)	500	30	406	2	11	95	—	1,044
- Brokerage	63	7	1	7	1	71	4	154
- Investment management, trustee and fiduciary services	84	3	37	118	(3)	—	11	250
- Trade finance	1	2	157	1	5	30	—	196
- Underwriting fees	—	—	—	—	—	83	—	83
- Other	7	—	65	28	21	202	(211)	112
Total	1,591	94	1,079	206	61	505	(196)	3,340
Fees and commissions payable	(444)	(12)	(48)	(25)	(11)	(450)	185	(805)
Net fees and commissions	1,147	82	1,031	181	50	55	(11)	2,535

	2018		2017		2016
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
UK Personal & Business Banking	194,247	187,678	190,636	183,410	181,357	173,040
Ulster Bank RoI	25,193	21,189	24,564	19,853	24,111	19,299
Personal & Business Banking	219,440	208,867	215,200	203,263	205,468	192,339
Commercial Banking	143,242	100,918	149,545	105,144	150,453	104,441
Private Banking	21,983	28,554	20,290	27,049	18,578	26,673
Commercial & Private Banking	165,225	129,472	169,835	132,193	169,031	131,114
RBS International	28,398	27,663	25,867	29,077	23,420	25,280
NatWest Markets	244,531	227,399	277,886	248,553	372,496	340,471
Central items & other	36,641	54,344	49,268	75,877	28,241	60,048
Total	694,235	647,745	738,056	688,963	798,656	749,252

Segmental analysis of goodwill is as follows:

	UK Personal	Commercial &
	& Business	Private	RBS
	Banking	Banking	International	Total
	£m	£m	£m	£m
At 1 January 2017 and 31 December 2017	3,351	1,907	300	5,558
Acquisitions	48	—	—	48
Inter-segment transfers	(9)	9	—	—
At 31 December 2018	3,390	1,916	300	5,606

Geographical segments

The geographical analysis in the tables below has been compiled on the basis of location of office where the transactions are recorded.

	UK	USA	Europe	RoW	Total
2018	£m	£m	£m	£m	£m
Total revenue	15,351	300	838	167	16,656

Net interest income	8,223	—	404	29	8,656
Net fees and commissions	2,183	12	102	60	2,357
Income from trading activities	1,308	124	68	7	1,507
Other operating income	467	119	229	67	882
Total income	12,181	255	803	163	13,402

Operating profit/(loss) before tax	3,805	(718)	150	122	3,359
Total assets	624,228	32,573	34,441	2,993	694,235
Total liabilities	588,185	31,329	27,183	1,048	647,745
Net assets attributable to equity owners and non-controlling interests	36,043	1,244	7,258	1,945	46,490
Contingent liabilities and commitments	121,267	—	5,408	208	126,883

2017
Total revenue	15,011	192	655	205	16,063

Net interest income	8,611	(4)	346	34	8,987
Net fees and commissions	2,192	97	113	53	2,455
Income from trading activities	570	83	(24)	5	634
Other operating income	806	22	121	108	1,057
Total income	12,179	198	556	200	13,133

Operating profit/(loss) before tax	3,230	(580)	(485)	74	2,239
Total assets	662,314	38,485	34,280	2,977	738,056
Total liabilities	626,103	36,564	25,171	1,125	688,963
Net assets attributable to equity owners and non-controlling interests	36,211	1,921	9,109	1,852	49,093
Contingent liabilities and commitments	128,127	78	7,823	22	136,050

2016
Total revenue	14,606	264	738	337	15,945

Net interest income	8,243	82	302	81	8,708
Net fees and commissions	2,287	9	175	64	2,535
Income from trading activities	790	159	18	7	974
Other operating income	261	(40)	9	143	373
Total income	11,581	210	504	295	12,590

Operating (loss)/profit before tax	(2,214)	(1,652)	(266)	50	(4,082)
Total assets	715,685	44,447	32,142	6,382	798,656
Total liabilities	675,089	44,513	26,311	3,339	749,252
Net assets attributable to equity owners and non-controlling interests	40,596	(66)	5,831	3,043	49,404
Contingent liabilities and commitments	141,963	639	8,038	51	150,691